Deferred Tax Assets - Schedule of Major Deferred Tax Assets (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Provisions:
At beginning of the year			RM 339,650
Charge to profit and loss			(339,650)
At end of the year